LOANS - Schedule of Past Due Aggregate Carrying Value of Loans Held (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
UPB		$ 389,107		$ 253,860
Carrying Value	$ 389,032	395,922	$ 468,142	255,516	$ 245,890
Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	377,872	389,107		255,516
Carrying Value	389,032	395,922
Carrying Value Over (Under) UPB	11,160	6,815		1,655
Current
Financing Receivable, Past Due [Line Items]
UPB		373,876		243,284
Carrying Value		383,551		249,171
Current | Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	360,044	373,876
Carrying Value	371,990	383,551
Carrying Value Over (Under) UPB	11,946	9,675		5,886
30 to 59 days
Financing Receivable, Past Due [Line Items]
UPB		3,535		2,027
Carrying Value		3,170		1,279
30 to 59 days | Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	3,998	3,535
Carrying Value	3,800	3,170
Carrying Value Over (Under) UPB	(198)	(365)		(748)
60 to 89 days
Financing Receivable, Past Due [Line Items]
UPB		2,440		1,309
Carrying Value		2,125		805
60 to 89 days | Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	2,362	2,440
Carrying Value	2,332	2,125
Carrying Value Over (Under) UPB	(30)	(315)		(504)
90 days or more
Financing Receivable, Past Due [Line Items]
UPB		8,548		6,510
Carrying Value		6,411		3,656
90 days or more | Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	11,088	8,548
Carrying Value	10,557	6,411
Carrying Value Over (Under) UPB	(531)	(2,137)		(2,854)
Forbearance
Financing Receivable, Past Due [Line Items]
UPB		708		730
Carrying Value		665		605
Forbearance | Loans Held for Sale
Financing Receivable, Past Due [Line Items]
UPB	380	708
Carrying Value	353	665
Carrying Value Over (Under) UPB	$ (27)	$ (43)		$ (125)